Rule 497(e)
NICHOLAS II, INC.
Registration No. 002-85030
1940 Act File No. 811-03851
NICHOLAS LIMITED EDITION, INC.
Registration No. 033-11420
1940 Act File No. 811-04993
NICHOLAS HIGH INCOME FUND, INC.
Registration No. 002-10806
1940 Act File No. 811-00216

SUPPLEMENT DATED JUNE 26, 2009
TO THE PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION, EACH DATED APRIL 30, 2009
OF

Nicholas II, Inc. – Class N
Nicholas Limited Edition, Inc. – Class N
Nicholas High Income Fund, Inc. – Class N

THIS SUPPLEMENT UPDATES THE PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION
PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS AND STATEMENTS OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE

This Supplement updates certain information contained in the above-referenced Class N Prospectus and Statements of Additional
Information. On June 25, 2009, a majority of the shareholders of Nicholas Liberty Fund approved a plan to liquidate and dissolve the
Nicholas Liberty Fund. The liquidation is expected to occur on June 26, 2009.

Accordingly, effective as of June 26, 2009, all references to Nicholas Liberty Fund in the Prospectus and Statements of Additional
Information are hereby deleted.